Consolidated Statements of Changes in Shareholders' (Deficit) Equity	Common Stock [Member] HKD ($) shares	Common Stock [Member] USD ($) shares	Additional Paid-in Capital [Member] HKD ($)	Additional Paid-in Capital [Member] USD ($)	AOCI Attributable to Parent [Member] HKD ($)	AOCI Attributable to Parent [Member] USD ($)	Retained Earnings [Member] HKD ($)	Retained Earnings [Member] USD ($)	HKD ($)	USD ($)
Balance at Mar. 31, 2022	$ 51,187				$ (80)		$ (811,555)		$ (760,448)
Balance, shares at Mar. 31, 2022 | shares	6,562,500	6,562,500
Issuance of new ordinary shares	$ 301		605,299						605,600
Issuance of new ordinary shares | shares	38,622	38,622
Proceeds from public offering, net of expenses	$ 351		701,649						702,000
Shares issued for services rendered | shares	45,000	45,000
Foreign currency translation adjustment					6,013				6,013
Net loss for the year							(1,011,804)		(1,011,804)
Balance at Mar. 31, 2023	$ 51,839		1,306,948		5,933		(1,823,359)		(458,639)
Balance, shares at Mar. 31, 2023 | shares	6,646,122	6,646,122
Issuance of new ordinary shares	$ 10,368								10,368
Issuance of new ordinary shares | shares	1,329,225	1,329,225
Foreign currency translation adjustment					(1,440)				(1,440)
Net loss for the year							(5,840,256)		(5,840,256)
Proceeds from Initial Public Offerings	$ 19,110		76,419,112						76,438,222
Proceeds from Initial Public Offerings | shares	2,449,943	2,449,943
Payments of offering expenses			(12,061,709)						(12,061,709)
Balance at Mar. 31, 2024	$ 81,317		65,664,351		4,493		(7,663,615)		58,086,546
Balance, shares at Mar. 31, 2024 | shares	10,425,290	10,425,290
Proceeds from public offering, net of expenses	$ 28,081		9,320,999						9,349,080
Shares issued for services rendered | shares	3,600,000	3,600,000
Foreign currency translation adjustment					(16,180)				(16,180)
Net loss for the year							(27,773,099)		(27,773,099)	$ (3,560,655)
Shares issued for services rendered	$ 12,006		9,074,990						9,086,996
Shares issued for services rendered | shares	1,539,281	1,539,281
Balance at Mar. 31, 2025	$ 121,404	$ 15,565	$ 84,060,340	$ 10,776,967	$ (11,687)	$ (1,498)	$ (35,436,714)	$ (4,543,170)	$ 48,733,343	$ 6,247,864
Balance, shares at Mar. 31, 2025 | shares	15,564,571	15,564,571